16. COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 16.COMMITMENTS AND CONTINGENCIES

The Company is committed to make lease payments for the rental of office space as follows:

2015	$69,278
2016	244,760
2017	70,754
$384,792

The Company incurred lease expense of $282,513 (September 30, 2014 – $300,141) for the nine months ended September 30, 2015.

In the event of a partial expropriation of the Company’s economic interest, contractually or otherwise, in the Joint Venture Property, which is not reversed during the abeyance period provided for in the equity participation and funding agreement with Sandstorm, the Company will be required to return a pro rata portion of the Deposit (the amount of the repayment not to exceed the amount of the Unearned Balance) and the metal credits that the Company is required to deliver to Sandstorm will be reduced proportionately. In the event of a full expropriation, the full amount of the Unearned Balance must be returned with interest.